Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
FIRE Funds(TM) Wealth Builder ETF
Shareholder Report [Line Items]
Fund Name	FIRE Funds™ Wealth Builder ETF
Class Name	FIRE Funds™ Wealth Builder ETF
Trading Symbol	FIRS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FIRE Funds™ Wealth Builder ETF (the "Fund") for the period November 18, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fire-etfs.com. You can also request this information by contacting us at (855) 514‑2777 or by writing to FIRE Funds™ Wealth Builder ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 514‑2777
Additional Information Website	https://fire-etfs.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FIRE Funds™ Wealth Builder ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 3,334,000
Holdings Count | Holdings	17
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets (in thousands)	$3,334
Number of Holdings	17
Total Advisory Fee Paid	0
Portfolio Turnover Rate	21%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Ten Holdings	(% of Total Net Assets)
Sofi Select 500 ETF	10.2
Madison Aggregate Bond ETF	9.9
Madison Short-Term Strategic Income ETF	9.9
Carbon Collective Short Duration Green Bond ETF	9.8
STKD Bitcoin & Gold ETF	8.6
SPDR Gold MiniShares Trust	8.4
Academy Veteran Impact ETF	7.0
Cambria Chesapeake Pur Trend ETF	5.2
Fundstrat Granny Shots US Large Cap ETF	4.9
Residential REIT ETF	4.6

FIRE Funds(TM) Income Target ETF
Shareholder Report [Line Items]
Fund Name	FIRE Funds™ Income Target ETF
Class Name	FIRE Funds™ Income Target ETF
Trading Symbol	FIRI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FIRE Funds™ Income Target ETF (the "Fund") for the period November 18, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fire-etfs.com. You can also request this information by contacting us at (855) 514‑2777 or by writing to FIRE Funds™ Income Target ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(855) 514‑2777
Additional Information Website	https://fire-etfs.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FIRE Funds™ Income Target ETF	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,138,000
Holdings Count | Holdings	13
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Net Assets (in thousands)	$1,138
Number of Holdings	13
Total Advisory Fee Paid	$0
Portfolio Turnover Rate	49%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Ten Holdings	(% of Total Net Assets)
Carbon Collective Short Duration Green Bond ETF	21.2
Madison Short-Term Strategic Income ETF	21.1
FolioBeyond Alternative Income and Interest Rate Hedge ETF	9.7
Academy Veteran Impact ETF	9.4
Cambria Tail Risk ETF	9.3
Nicholas Fixed Income Alternative ETF	4.9
YieldMax Gold Miners Option Income Strategy ETF	4.4
Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF	4.0
SoFi Enhanced Yield ETF	3.3
YieldMax Ultra Option Income Strategy ETF	3.3